Convertible Senior Notes - Summary of Debt Instruments Interest Cost Recognized (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Debt Instrument [Line Items]
Contractual interest expense	¥ 3,248	$ 457	¥ 2,913	¥ 3,421
Senior Convertible Notes
Debt Instrument [Line Items]
Contractual interest expense	644	91	404	557
Amortization of the discount and issuance costs	292	41	66	559
Total	¥ 936	$ 132	¥ 470	¥ 1,116